Income Taxes - Cost and unrealized gain (loss) calculated on a tax basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Gross unrealized appreciation	$ 6,529	$ 18,635	$ 5,121
Gross unrealized depreciation	(72,587)	(4,696)	(577)
Net unrealized appreciation (depreciation)	(66,058)	13,939	4,544
Tax cost of investments at year end	$ 2,939,635	$ 2,373,435	$ 632,437